Employee Bonus Plan	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Employee Bonus Plan
14.	Employee Bonus Plan

During 2012, the Company established a non-calendar year bonus plan for certain employees of the Company based on the achievement of certain milestones. The amount of bonus accrued at December 31, 2015, was $380,020, which was paid in 2016. No bonus was accrued at December 31, 2016.